Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Detail In Monetary Terms Of Income Tax Reconcilation [Line Items]
Loss before income taxes	$ (179,529)	$ (9,948)
Statutory tax rate	27.70%	27.70%
Tax recovery based on statutory rates	$ (49,724)	$ (2,755)
Permanent non-deductible items	48,200
Non-controlling interests	86
State taxes	(20)
Canadian losses	(389)
Pre-acquisition partnership income	3,169
Net changes in deferred tax liabilities	(683)	232
Change in unrecognized deferred tax assets	738	2,628
Total	$ 1,377	$ 105